UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Net income (loss)	$ 65	$ 41	$ 268	$ 244
Items that may be reclassified subsequently to profit or loss:
Fair value through other comprehensive income	40	(10)	31	56
Insurance finance reserve	(10)	(4)	(5)	0
Foreign currency translation	(258)	142	(612)	238
Net investment and cash flow hedges	211	79	386	(52)
Equity accounted investments	(5)	(1)	(8)	(1)
Taxes on the above items	(25)	(19)	(44)	(12)
Reclassification to profit or loss	(82)	(13)	(139)	(26)
Other comprehensive income that will be reclassified to profit or loss, net of tax	(129)	174	(391)	203
Items that will not be reclassified subsequently to profit or loss:
Revaluation of pension obligations	(1)	0	(3)	0
Fair value through other comprehensive income	2	37	9	91
Taxes on the above items	2	1	0	(1)
Other components of other comprehensive income that will not be reclassified to profit or loss, net of tax	3	38	6	90
Total other comprehensive income	(126)	212	(385)	293
Comprehensive income (loss)	(61)	253	(117)	537
Attributable to:
Limited partners	(14)	(1)	(31)	31
Non-controlling interests attributable to:
Redemption-exchange units	(14)	(2)	(30)	29
Special limited partner	0	0	0	0
BBUC exchangeable shares	(15)	(2)	(32)	30
Preferred securities	13	22	26	44
Interest of others in operating subsidiaries	$ (31)	$ 236	$ (50)	$ 403